Financial risk review - Schedule of Bank's Interest Rate Gap Position (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and due from banks	$ 1,923,731	$ 1,965,145
Securities - principal	1,428,990	1,201,930
Gross balance	9,235,476	8,461,987
Liabilities
Securities sold under repurchase agreements	(130,509)	(214,035)	$ (314,434)
Borrowings and debt	(4,030,389)	(4,388,720)	$ (4,396,969)	$ (4,458,912)
Interest rate and foreign exchange risk
Assets
Cash and due from banks	1,923,162	1,963,838
Securities - principal	1,414,634	1,189,325
Gross balance	9,181,301	8,375,172
Total	12,519,097	11,528,335
Liabilities
Customer deposits	(6,604,216)	(5,412,724)
Securities sold under repurchase agreements	(129,698)	(212,931)
Borrowings and debt	(3,993,098)	(4,352,316)
Total	(10,727,012)	(9,977,971)
Net effect of derivative financial instruments held for interest rate risk management	8,511	(119,390)
Total interest rate sensitivity	1,800,596	1,430,974
Interest rate risk | Up to 3 months
Assets
Cash and due from banks	1,890,450	1,940,840
Securities - principal	268,495	83,294
Gross balance	5,441,055	5,053,040
Total	7,600,000	7,077,174
Liabilities
Customer deposits	(5,136,030)	(4,404,015)
Securities sold under repurchase agreements	(129,698)	(133,898)
Borrowings and debt	(2,794,546)	(2,932,280)
Total	(8,060,274)	(7,470,193)
Net effect of derivative financial instruments held for interest rate risk management	5,138	(8,159)
Total interest rate sensitivity	(455,136)	(401,178)
Interest rate risk | 3 to 6 months
Assets
Cash and due from banks	18,000	5,000
Securities - principal	132,025	64,955
Gross balance	2,170,978	2,025,688
Total	2,321,003	2,095,643
Liabilities
Customer deposits	(792,898)	(645,546)
Securities sold under repurchase agreements	0	0
Borrowings and debt	(674,844)	(801,575)
Total	(1,467,742)	(1,447,121)
Net effect of derivative financial instruments held for interest rate risk management	371	9,414
Total interest rate sensitivity	853,632	657,936
Interest rate risk | 6 months to 1 year
Assets
Cash and due from banks	0	15,000
Securities - principal	195,048	104,954
Gross balance	1,263,048	1,039,106
Total	1,458,096	1,159,060
Liabilities
Customer deposits	(426,691)	(336,377)
Securities sold under repurchase agreements	0	(58,636)
Borrowings and debt	(106,834)	(460,355)
Total	(533,525)	(855,368)
Net effect of derivative financial instruments held for interest rate risk management	(1,041)	(242)
Total interest rate sensitivity	923,530	303,450
Interest rate risk | 1 to 5 years
Assets
Cash and due from banks	0	0
Securities - principal	797,495	907,612
Gross balance	301,109	248,045
Total	1,098,604	1,155,657
Liabilities
Customer deposits	(244,735)	(24,130)
Securities sold under repurchase agreements	0	(20,397)
Borrowings and debt	(416,874)	(158,106)
Total	(661,609)	(202,633)
Net effect of derivative financial instruments held for interest rate risk management	4,043	(119,018)
Total interest rate sensitivity	441,038	834,006
Interest rate risk | More than 5 years
Assets
Cash and due from banks	0	0
Securities - principal	21,571	28,510
Gross balance	5,111	9,293
Total	26,682	37,803
Liabilities
Customer deposits	0	0
Securities sold under repurchase agreements	0	0
Borrowings and debt	0	0
Total	0	0
Net effect of derivative financial instruments held for interest rate risk management	0	(1,385)
Total interest rate sensitivity	26,682	36,418
Non interest rate risk
Assets
Cash and due from banks	14,712	2,998
Securities - principal	0	0
Gross balance	0	0
Total	14,712	2,998
Liabilities
Customer deposits	(3,862)	(2,656)
Securities sold under repurchase agreements	0	0
Borrowings and debt	0	0
Total	(3,862)	(2,656)
Net effect of derivative financial instruments held for interest rate risk management	0	0
Total interest rate sensitivity	$ 10,850	$ 342